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                          THE BAUPOST FUND (THE "FUND")

              Supplement dated December 30, 1997 to the Prospectus
                             dated February 28, 1997

     At a meeting of the shareholders of the Fund held on December 22, 1997, shareholders voted to approve a Management Contract between the Fund and The Baupost Group, L.L.C. The Management Contract is substantially identical to the current Management Contract with The Baupost Group, Inc. The Management Contract is anticipated to take effect January 2, 1998. All references in the Prospectus to "Baupost" or the "adviser" will refer to The Baupost Group, L.L.C. at such time.

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              The section of the Prospectus entitled "Custodians" is replaced with the following:


              "State Street Bank and Trust Company acts as the Fund's principal custodian. State Street has contracted with certain foreign banks and depositories to hold portfolio securities outside of the United States on behalf of the Fund. The custodian has no part in determining the Fund's investment policies or which securities are to be purchased or sold for the Fund."


All references in the Prospectus to "Chase Manhattan Bank, N.A." are replaced with "State Street Bank and Trust Company."

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     The Section of the Prospectus entitled "Transfer and Dividend Disbursing
Agent and Administrator" is replaced with the following:

                                  ADMINISTRATOR

              Baupost acts as the Fund's administrator under an Administrative Services Agreement. Under the agreement with the Fund, Baupost furnishes pricing and bookkeeping services to the Fund and determines the net asset value of the Fund's shares. For these services, the Fund pays Baupost a quarterly fee at the annual rate of .25% of the Fund's average net asset value.

                     TRANSFER AND DIVIDEND DISBURSING AGENT

              State Street Bank and Trust Company acts as the Fund's transfer agent and dividend disbursing agent under a Transfer Agency and Service Agreement. Under the Agreement with the Fund, State Street provides customary transfer agency services to the Fund.


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                          THE BAUPOST FUND (THE "FUND")

               Supplement dated December 30, 1997 to the Statement of Additional Information (the "SAI") dated February 28, 1997

        At a meeting of the Trustees of the Fund on December 5, 1997, the Trustees recommended that the shareholders of the Fund vote to amend or eliminate certain of the Fund's fundamental investment restrictions. At meetings September 12, 1997 and December 5, 1997, the Trustees approved the amendment or addition of certain non-fundamental investment restrictions, subject in certain cases to the approval of the amendment or elimination of certain of the Fund's fundamental investment restrictions by the shareholders of the Fund. At a meeting of shareholders of the Fund on December 22, 1997, the shareholders voted to approve the elimination or amendment of certain of the Fund's fundamental investment restrictions. The section of the SAI titled "Investment Restrictions" is replaced in its entirety with the following:

                             INVESTMENT RESTRICTIONS

        The Fund is restricted by the following fundamental investment restrictions, which may not be changed without a vote of a majority of its outstanding voting securities. The Investment Company Act of 1940 (the "1940 Act") provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

        (1) The Fund may borrow money to the extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the Securities and Exchange Commission, as such statute, rules, regulations or orders may be amended from time to time.

        (2) The Fund may purchase or sell real estate to the extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders or the Securities and Exchange Commission, as such statute, rules, regulations or orders may be amended from time to time.

        (3) The Fund may purchase or sell commodities, commodities contracts, futures contracts or options to the extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the Securities and Exchange Commission, as such statute, rules, regulations or orders may be amended from time to time.

        (4) The Fund may make loans to the extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the Securities and Exchange


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                Commission, as such statute, rules, regulations or orders may be amended from time to time.

        As fundamental investment restrictions which may not be changed without a vote of a majority of the outstanding voting securities of the Fund, the Fund may not and will not:

        (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

        (6) Invest 25% or more of the value of its total assets in any one industry. (U.S. Government Securities, including securities issued by agencies or instrumentalities of the U.S. Government, and securities backed by the credit of a U.S. governmental entity will not be considered to represent an industry.)

        (7) Issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur consistent with restriction 1 above.

It is contrary to the Fund's present policy, which may be changed by the Trustees without shareholder approval, to:

        (1)     Invest more than 15% of its assets in illiquid securities.

        (2) Purchase securities on margin, except that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with financial futures contracts or options.

        (3) Invest more than 5% (taken at the lower of cost or market value) of its net assets in warrants (provided that of this 5%, no more than 2% may be warrants not listed on the New York Stock Exchange or the American Stock Exchange). For purposes of this restriction, warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase are deemed to be without value.

        (4) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes.






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        (5)     Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) in connection with borrowings permitted by the Fund's investment restrictions.

        With respect to fundamental investment restriction 1 concerning borrowing, a registered investment company like the Fund may borrow up to 33 1/3% of its total assets under the 1940 Act. With respect to fundamental investment restrictions 2 and 3, the 1940 Act provides no limits on the applicable investment activities. With respect to fundamental investment restriction 4 concerning making loans, the 1940 Act permits a fund to make loans if expressly permitted by a fund's investment policies, but never to persons who control or are under common control with that fund. Thus, the 1940 Act effectively prohibits the Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present.

        For the purposes of fundamental investment restriction 6 concerning investments in any one industry, the Fund will consider all relevant factors in determining who is the issuer of a loan participation. These factors will include the credit quality of the borrower, the amount and quality of the collateral, the terms of the loan agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of any person interpositioned between the Fund and the borrower was deemed material to the decision to purchase the participation interest, the interest rate environment, and general economic conditions applicable to the borrower and such interpositioned person.

        For the purposes of certain diversification criteria imposed by federal tax laws, the Fund will consider the borrower to be the issuer of a loan participation. In addition, with respect to loan participations under which the Fund does not have privity of contract with the borrower or would not have a direct cause of action against the borrower in the event of its failure to pay scheduled principal or interest, the Fund will also consider each person interpositioned between the Fund and the borrower to be an issuer of a loan participation.

        Except as otherwise noted, all percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


                                ****************

        At a meeting of the shareholders of the Fund held on December 22, 1997, shareholders voted to approve a Management Contract between the Fund and The Baupost Group, L.L.C. The Management Contract is substantially identical to the current Management Contract with The Baupost Group, Inc. The Management Contract is anticipated to take effect January 2, 1998. All references in the SAI to "Baupost" or the "adviser" will refer to The Baupost Group, L.L.C. at such time.